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October 24, 2006

Ms Sara D. Kalin
Branch Chief-Legal
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:	Art Design, Inc. (the Company)
Form SB-2 Registration Statement
File Number: 333-136012

Dear Ms. Kalin;

This is in response to your October 19, 2006 comment to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

Registration Statement on Form SB-2

General

      1. The Company has filed the revised escrow agreement.

We may need to raise additional funds…page 8

2. The Company has provided the additional disclosures.

Because our current officers and directors… a conflict of interest, page 8

3. The Company has made the additional disclosures.

4. The Company has made the required clarification.

Results of Operations, page 23

5. The Company has made the appropriate revisions.

Liquidity and Capital Resources, page 23

6. The Company has deleted the relevant language.

Proposed Milestones to Implement Business Operations, page 24

7. The Company has made the appropriate revisions.

Annex A

8. The Company has moved Annex A.

Signature Page

9. The Company has provided the revision.

The Company has noted the comments by the Staff in the closing section. If you have any additional questions, do not hesitate to contact the undersigned at (303)793-0304. For accounting comments, please contact Mr. Ronald Chadwick at (303) 306-1967.

DAVID WAGNER & ASSOCIATES, P.C.

/s/ David Wagner
David Wagner